Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Table Text Block]
	2025	2026
A(*)	30%	8%
Total	30%	8%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2025	2026
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$127,474	$229,931
Restricted cash – current portion	-	150
Restricted cash – non-current portion	3,600	4,700
Total cash, cash equivalents and restricted cash	$131,074	$234,781